Cash and Cash Equivalents Disclosure (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Cash and Cash Equivalents [Table Text Block]
	December 31,
	2012	2011
Total cash and cash equivalents	7,041	4,900
Short term investments	1,036	1,572
Total cash and cash equivalents, and short term investments	8,077	6,472